FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Risk Exposure (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total	$ 662	$ 1,179
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total	455	674
Security deposits and cash collateral
Disclosure of detailed information about financial instruments [line items]
Total	119	64
Current financial investments
Disclosure of detailed information about financial instruments [line items]
Total	2	30
Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Total	0	8
Trade and other receivables
Disclosure of detailed information about financial instruments [line items]
Total	37	40
Loan receivable from VEON Amsterdam
Disclosure of detailed information about financial instruments [line items]
Total	0	363
Indemnity receivable from VEON Amsterdam
Disclosure of detailed information about financial instruments [line items]
Total	40	0
Other receivables from VEON Amsterdam
Disclosure of detailed information about financial instruments [line items]
Total	$ 9	$ 0